Schedule of investments
Delaware Value® Fund February 29, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.07%
Communication Services - 6.67%
AT&T	11,938,608	$420,477,774
Comcast Class A	541,494	21,892,603
Verizon Communications	7,330,033	396,994,587
		839,364,964
Consumer Discretionary - 6.01%
Dollar Tree †	4,342,158	360,529,379
Lowe’s	3,712,966	395,690,787
		756,220,166
Consumer Staples - 9.27%
Archer-Daniels-Midland	10,161,237	382,570,573
Conagra Brands	13,750,024	366,988,141
Mondelez International Class A	7,882,760	416,209,728
		1,165,768,442
Energy - 9.86%
ConocoPhillips	6,893,784	333,797,021
Halliburton	18,220,196	309,014,524
Marathon Oil	32,657,900	270,407,412
Occidental Petroleum	9,974,022	326,549,480
		1,239,768,437
Financials - 15.31%
Allstate	3,813,382	401,358,455
American International Group	8,284,800	349,287,168
Bank of New York Mellon	9,383,474	374,400,613
Marsh & McLennan	3,958,887	413,941,225
Truist Financial	8,367,623	386,082,125
		1,925,069,586
Healthcare - 21.71%
Abbott Laboratories	5,162,400	397,659,672
Cardinal Health	7,554,244	393,727,197
Cigna	2,073,464	379,319,504
CVS Health	6,424,702	380,213,864
Johnson & Johnson	3,102,912	417,279,606
Merck & Co.	5,136,642	393,261,312
Pfizer	11,050,258	369,299,622
		2,730,760,777
Industrials - 9.37%
Northrop Grumman	1,201,062	394,957,228
Raytheon	1,973,534	372,129,571
Waste Management	3,715,399	411,703,363
		1,178,790,162

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Schedule of investments
Delaware Value® Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Information Technology - 12.14%
Broadcom	1,468,300	$400,287,946
Cisco Systems	8,996,747	359,240,108
Intel	6,947,629	385,732,362
Oracle	7,702,900	380,985,434
		1,526,245,850
Materials - 2.36%
DuPont de Nemours	6,917,007	296,739,600
		296,739,600
Real Estate - 3.14%
Equity Residential	5,266,800	395,536,680
		395,536,680
Utilities - 3.23%
Edison International	6,049,500	406,465,905
		406,465,905
Total Common Stock (cost $10,231,149,197)		12,460,730,569

Short-Term Investments – 0.81%
Money Market Mutual Funds - 0.81%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.49%)	20,411,469	20,411,469
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.46%)	20,411,470	20,411,470
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.47%)	20,411,470	20,411,470
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.45%)	20,411,469	20,411,469
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.45%)	20,411,469	20,411,469
Total Short-Term Investments (cost $102,057,347)		102,057,347

Total Value of Securities – 99.88%
(cost $10,333,206,544)		12,562,787,916
Receivables and Other Assets Net of Liabilities – 0.12%		14,525,655
Net Assets Applicable to 651,064,708 Shares Outstanding – 100.00%		$12,577,313,571

†	Non-income producing security.

GS – Goldman Sachs

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